INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Details	2023	2022
Raw materials	$145,894	$158,763
Work in process	116,698	116,553
Finished goods	20,096	26,792
	$282,688	$302,108